Performance Management	Nov. 26, 2025
Calamos Bitcoin Structured Alt Protection ETF - January
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on January 22, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 22, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin Structured Alt Protection ETF - April
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on April 7, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on April 7, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin Structured Alt Protection ETF - July
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on July 8, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on July 8, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin Structured Alt Protection ETF - October
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 7, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on October 7, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin 90 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on February 4, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on February 4, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin 90 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on April 7, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on April 7, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin 90 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on July 8, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on July 8, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin 90 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced investment operations on October 7, 2025 and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced investment operations on October 7, 2025 and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin 80 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on February 4, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on February 4, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin 80 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on April 7, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on April 7, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin 80 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on July 8, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on July 8, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 7, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on October 7, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com